Document And Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	EUROSEAS LTD.
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	31,167,211
Amendment Flag	false
Entity Central Index Key	0001341170
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 31,204,863	$ 34,273,518
Trade accounts receivable, net	1,370,886	1,563,761
Other receivables	2,324,131	6,693,985
Inventories	2,606,535	1,788,256
Due from related companies	208,704
Restricted cash	870,111	976,714
Trading securities	27,473	263,223
Derivatives		574,336
Prepaid expenses	264,884	271,033
Total current assets	38,877,587	46,404,826
Fixed assets
Vessels, net	237,063,878	255,412,434
Long-term assets
Restricted cash	5,050,000	4,800,000
Deferred charges, net	697,951	599,374
Investment in joint venture	14,458,752	14,461,167
Total long-term assets	257,270,581	275,272,975
Total assets	296,148,168	321,677,801
Current liabilities
Long-term debt, current portion	13,332,000	13,472,000
Trade accounts payable	1,886,766	3,950,934
Accrued expenses	1,659,594	2,212,401
Accrued dividends	47,525	32,175
Due to related companies		1,594,773
Deferred revenues	2,268,038	2,114,335
Derivatives	1,907,088	1,837,924
Total current liabilities	21,101,011	25,214,542
Long-term liabilities
Long-term debt, net of current portion	61,581,000	74,913,000
Derivatives	1,544,409	1,537,056
Fair value of below market time charters acquired		1,318,211
Total long-term liabilities	63,125,409	77,768,267
Total liabilities	84,226,420	102,982,809
Commitments and contingencies
Shareholders' equity
Common stock (par value $0.03, 200,000,000 shares authorized, 31,002,211 and 31,167,211 issued and outstanding)	935,017	930,067
Preferred shares (par value $0.01, 20,000,000 shares authorized, no shares issued and outstanding)
Additional paid-in capital	236,843,470	236,279,931
Accumulated deficit	(25,856,739)	(18,515,006)
Total shareholders' equity	211,921,748	218,694,992
Total liabilities and shareholders' equity	$ 296,148,168	$ 321,677,801

Consolidated Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Common stock, par value (in Dollars per share)	$ 0.03	$ 0.03
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	31,167,211	31,002,211
Common stock, shares outstanding	31,167,211	31,002,211
Preferred shares, par value (in Dollars per share)	$ 0.01	$ 0.01
Preferred shares, shares authorized	20,000,000	20,000,000
Preferred shares, shares issued	0	0
Preferred shares, shares outstanding	0	0

Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues
Voyage revenue	$ 64,129,511	$ 54,422,489	$ 66,215,669
Related party revenue	240,000
Commissions (including $766,879, $612,998 and $766,304, respectively, to related party)	(2,972,967)	(1,944,473)	(2,433,776)
Net revenue	61,396,544	52,478,016	63,781,893
Operating expenses
Voyage expenses	777,902	1,596,569	1,510,551
Vessel operating expenses (including $342,395, $417,523 and $392,731, respectively, to related party)	26,249,339	21,507,192	23,763,480
Drydocking expenses	3,148,111	6,537,733	1,912,474
Vessel depreciation	18,348,556	17,979,750	19,092,384
Related party management fees	5,810,095	4,892,006	5,074,297
Other general and administrative expenses (including $1,150,000, $1,165,000 and $1,225,000, respectively, to related party)	2,986,507	3,026,941	3,640,534
Net loss on sale of vessels			8,959,321
Charter termination fee and other income	(735,707)	(2,352,946)	(103,577)
Total operating expenses	56,584,803	53,187,245	63,759,464
Operating income / (loss)	4,811,741	(709,229)	22,429
Other income/(expenses)
Interest and other financing costs	(2,191,235)	(1,498,216)	(1,437,637)
Change in fair value of derivatives	(1,498,122)	(4,221,817)	(15,778,209)
Foreign exchange gain/(loss)	(17,122)	(3,200)	36,477
Realized gain on investments			411,444
Unrealized loss on investments	(235,750)	(173,375)	(5,325)
Interest income	248,892	538,820	1,123,317
Other expenses, net	(3,693,337)	(5,357,788)	(15,649,933)
Equity loss in joint venture	(2,415)	(538,833)
Net income / (loss)	$ 1,115,989	$ (6,605,850)	$ (15,627,504)
Earnings / (loss) per share - basic (in Dollars per share)	$ 0.04	$ (0.21)	$ (0.51)
Weighted average number of shares outstanding during the year, basic (in Shares)	31,054,197	30,900,122	30,648,991
Earnings / (loss) per share - diluted (in Dollars per share)	$ 0.04	$ (0.21)	$ (0.51)
Weighted average number of shares outstanding during the year, diluted (in Shares)	31,104,692	30,900,122	30,648,991

Consolidated Statements of Operations (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Commissions, related party	$ 766,304	$ 612,998	$ 766,879
Vessel operating expenses, related party	392,731	417,523	342,395
Other general and administrative expenses, related party	$ 1,225,000	$ 1,165,000	$ 1,150,000

Consolidated Statements of Shareholders' Equity (USD $)	Comprehensive Income [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2008		$ 917,269	$ 234,567,670	$ 21,346,493	$ 256,831,432
Balance (in Shares) at Dec. 31, 2008		30,575,611
Net income (loss)	(15,627,504)			(15,627,504)	(15,627,504)
Issuance of shares in "Continuous Offering Program, net of issuance costs"		4,023	204,732		208,755
Issuance of shares in "Continuous Offering Program, net of issuance costs" (in Shares)		134,100
Issuance of restricted shares for stock incentive award and share-based compensation		4,200	815,989		820,189
Issuance of restricted shares for stock incentive award and share-based compensation (in Shares)		140,000
Dividends declared (see Note 13)				(10,779,609)	(10,779,609)
Balance at Dec. 31, 2009		925,492	235,588,391	(5,060,620)	231,453,263
Balance (in Shares) at Dec. 31, 2009		30,849,711
Net income (loss)	(6,605,850)			(6,605,850)	(6,605,850)
Issuance of restricted shares for stock incentive award and share-based compensation		4,575	691,540		696,115
Issuance of restricted shares for stock incentive award and share-based compensation (in Shares)		152,500
Dividends declared (see Note 13)				(6,848,536)	(6,848,536)
Balance at Dec. 31, 2010		930,067	236,279,931	(18,515,006)	218,694,992
Balance (in Shares) at Dec. 31, 2010		31,002,211
Net income (loss)	1,115,989			1,115,989	1,115,989
Issuance of restricted shares for stock incentive award and share-based compensation		4,950	563,539		568,489
Issuance of restricted shares for stock incentive award and share-based compensation (in Shares)		165,000
Dividends declared (see Note 13)				(8,457,722)	(8,457,722)
Balance at Dec. 31, 2011		$ 935,017	$ 236,843,470	$ (25,856,739)	$ 211,921,748
Balance (in Shares) at Dec. 31, 2011		31,167,211

Consolidated Statements of Shareholders' Equity (Parentheticals) (Retained Earnings [Member], USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Retained Earnings [Member]
Dividends declared (see Note 13), per share	$ 0.27	$ 0.22	$ 0.35

Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net (loss) / income	$ 1,115,989	$ (6,605,850)	$ (15,627,504)
Adjustments to reconcile net income / (loss) to net cash provided by operating activities:
Depreciation of vessels	18,348,556	17,979,750	19,092,384
Amortization of deferred charges	144,815	108,569	110,504
Amortization of fair value of time charters	(1,318,211)	(2,106,416)	(3,626,762)
Loss on sale of vessels			8,959,321
Share-based compensation	568,488	696,117	820,189
Investment in trading securities, net			741,248
(Gain) / loss on trading securities	235,750	173,375	(406,118)
Unrealized loss / (gain) on derivatives	650,853	(8,223,804)	7,626,918
Loss in investment in joint venture	2,415	538,833
(Increase)/decrease in:
Trade accounts receivable	192,875	86,952	(416,818)
Prepaid expenses	6,149	(85,896)	55,965
Other receivables	2,576,022	(6,454,329)	532,133
Inventories	(818,279)	80,982	142,735
Other deposits	(246,000)	12,376,119	(12,376,119)
Due from related companies	(208,704)		4,678,750
Increase/(decrease) in:
Due to related companies	(1,594,773)	178,393	1,416,380
Trade accounts payable	(2,064,168)	2,207,566	(243,112)
Accrued expenses	(427,807)	932,075	(356,615)
Deferred revenue	153,703	866,553	(3,285,819)
Net cash provided by operating activities	17,317,673	12,748,989	7,837,660
Cash flows from investing activities:
Purchase of vessels including improvements		(16,121,360)	(62,224,639)
Investment in joint venture		(15,000,000)
Insurance proceeds	1,793,832		667,839
Change in restricted cash	102,603	1,914,516	(709,966)
Proceeds from sale of vessels			16,668,001
Net cash provided by (used in) investing activities	1,896,435	(29,206,844)	(45,598,765)
Cash flows from financing activities:
Issuance of share capital			4,023
Proceeds from shares issued			645,242
Offering expenses paid	(148,392)	(99,814)	(197,193)
Dividends paid	(8,442,371)	(6,863,112)	(10,849,609)
Loan arrangement fees paid	(220,000)	(160,250)	(208,000)
Proceeds from long-term debts		28,500,000	33,000,000
Repayment of long-term debts	(13,472,000)	(11,630,000)	(17,500,000)
Net cash provided by / (used in) financing activities	(22,282,763)	9,746,824	4,894,463
Net decrease in cash and cash equivalents	(3,068,655)	(6,711,031)	(32,866,642)
Cash and cash equivalents at beginning of year	34,273,518	40,984,549	73,851,191
Cash and cash equivalents at end of year	31,204,863	34,273,518	40,984,549
Cash paid for interest	2,080,479	1,328,563	1,421,193
Non cash items:
Other increase in accrued expenses and deferred charges	243,392	220,000	297,008
Change in accrued dividends	$ 15,350	$ (14,575)	$ (60,000)

Note 1 - Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2011
Business Description and Basis of Presentation [Text Block]
1.           Basis of Presentation and General Information

Euroseas Ltd. (the "Company") was formed on May 5, 2005 under the laws of the Republic of the Marshall Islands to consolidate the beneficial owners of the ship owning companies in existence at that time (see list below). On June 28, 2005, the beneficial owners exchanged all their shares in the ship-owning companies for shares in Friends Investment Company Inc., a newly formed Marshall Islands company.  On June 29, 2005, Friends Investment Company Inc. then exchanged all the shares in the ship-owning companies for shares in Euroseas Ltd., thus, becoming the sole shareholder of Euroseas Ltd.

The operations of the vessels are managed by Eurobulk Ltd. (the "manager"), a corporation controlled by members of the Pittas family.  The Pittas family is the controlling shareholders of Friends Investment Company Inc. which owns 35.4% of the Company's shares and of Eurobulk Marine Holdings Inc. which owns another 1.3% of the Company's shares as of December 31, 2011.

The manager has an office in Greece located at 4, Messogiou & Evropis Street, Maroussi, Athens, Greece. The manager provides the Company with a wide range of shipping services such as technical support and maintenance, insurance consulting, chartering, financial and accounting services, as well as executive management services, in consideration for fixed and variable fees (see Note 8).

The Company is engaged in the ocean transportation of dry bulk and containers through ownership and operation of dry bulk and container carriers owned by the following ship-owning companies:

•
Oceanopera Shipping Ltd. incorporated in Cyprus on June 26, 1995, owner of the Cyprus flag 34,750 DWT bulk carrier M/V "Nikolaos P", which was built in 1984 and acquired on July 22, 1996. M/V "Nikolaos P" was sold in February 2009.

•
Alcinoe Shipping Ltd. incorporated in Cyprus on March 20, 1997, owner of the Cyprus flag 26,354 DWT bulk carrier M/V "Pantelis P", which was built in 1981 and acquired on June 4, 1997.  M/V "Pantelis P" was sold on May 31, 2006.  On February 22, 2007, Alcinoe Shipping Ltd. acquired the 38,691 DWT Cyprus flag drybulk carrier M/V "Gregos", which was built in 1984.  On June 13, 2007, M/V Gregos was transferred to Gregos Shipping Limited incorporated in the Marshall Islands and its flag was changed to the flag of the Marshall Islands. M/V "Gregos" was sold in December 2009.

•
Allendale Investment S.A. incorporated in Panama on January 22, 2002, owner of the Panama flag 18,154 DWT / 1,169 twenty-foot equivalent ("TEU" – a measure of carrying capacity in containers) container carrier M/V "Kuo Hsiung", which was built in 1993 and acquired on May 13, 2002.

•
Alterwall Business Inc. incorporated in Panama on January 15, 2001, owner of the Panama flag 18,253 DWT / 1,169 TEU container carrier M/V "Ninos" (previously named M/V "Quingdao I") which was built in 1990 and acquired on February 16, 2001.

•
Diana Trading Ltd. incorporated in the Marshall Islands on September 25, 2002, owner of the Marshall Islands flag 69,734 DWT bulk carrier M/V "Irini", which was built in 1988 and acquired on October 15, 2002.

•
Salina Shipholding Corp., incorporated in the Marshall Islands on October 20, 2005, owner of the Marshall Islands flag 29,693 DWT / 2,098 TEU container carrier M/V "Artemis", which was built in 1987 and acquired on November 25, 2005.  M/V "Artemis" was sold in December 2009.

•
Xenia International Corp., incorporated in the Marshall Islands on April 6, 2006, owner of the Marshall Islands flag 22,568 DWT / 950 TEU multipurpose M/V "Tasman Trader", which was built in 1990 and acquired on April 27, 2006.  On March 7, 2012, the vessel was renamed M/V "Anking".

•
Prospero Maritime Inc., incorporated in the Marshall Islands on July 21, 2006, owner of the Marshall Islands flag 69,268 DWT dry bulk M/V "Aristides N.P.", which was built in 1993 and acquired on September 4, 2006.

•
Xingang Shipping Ltd., incorporated in Liberia on October 16, 2006, owner of the Liberian flag 23,596 DWT / 1,599 TEU container carrier M/V "YM Xingang I" , which was built in February 1993 and acquired on November 15, 2006. On July 11, 2009, the vessel was renamed M/V "Mastro Nicos" and on November 5, 2009, it was renamed M/V "YM Port Kelang". On October 25, 2011 the vessel was renamed M/V "Marinos".

•
Manolis Shipping Ltd., incorporated in the Marshall Islands on March 16, 2007, owner of the Marshall Islands flag 20,346 DWT / 1,452 TEU container carrier M/V "Manolis P", which was built in 1995 and acquired on April 12, 2007.

•
Eternity Shipping Company, incorporated in the Marshall Islands on May 17, 2007, owner of the Marshall Islands flag 30,007 DWT / 1,742 TEU container carrier M/V "Clan Gladiator", which was built in 1992 and acquired on June 13, 2007. On May 9, 2008, M/V "Clan Gladiator" was renamed M/V "OEL Transworld" and on August 31, 2009 the vessel was renamed M/V "Captain Costas".

•
Emmentaly Business Inc., incorporated in Panama on July 4, 2007, owner of the Panamanian flag 33,667 DWT / 1,932 TEU container carrier M/V "Jonathan P", which was built in 1990 and acquired on August 7, 2007. On April 16, 2008, M/V "Jonathan P" was renamed M/V "OEL Integrity"; on March 5, 2009, the vessel was renamed again M/V "Jonathan P" upon the expiration of its charter with Orient Express Lines. M/V "Jonathan P" was sold on March 16, 2012.

•
Pilory Associates Corp., incorporated in Panama on July 4, 2007, owner of the Panamanian flag 33,667 DWT / 1,932 TEU container carrier M/V "Despina P", which was built in 1990 and acquired on August 13, 2007.

•
Tiger Navigation Corp., incorporated in Marshall Islands on August 29, 2007, owner of the Marshall Islands flag 31,627 DWT / 2,228 TEU container carrier M/V "Tiger Bridge", which was built in 1990 and acquired on October 4, 2007.

•
Trust Navigation Corp., incorporated in Liberia on October 1, 2007, owner of the Liberian flag 64,873 DWT bulk carrier M/V "Ioanna P", which was built in 1984 and acquired on November 1, 2007. M/V "Ioanna P" was sold in January 2009.

•
Noumea Shipping Ltd, incorporated in Marshall Islands on May 14, 2008, owner of the Marshall Islands flag 34,677 DWT / 2,556 TEU container carrier M/V "Maersk Noumea", which was built in 2001 and acquired on May 22, 2008.

•	Saf-Concord Shipping Ltd., incorporated in Liberia on June 8, 2008, owner of the Liberian flag 46,667 DWT bulk carrier M/V "Monica P", which was built in 1998 and acquired on January 19, 2009.

•	Eleni Shipping Ltd., incorporated in Liberia on February 11, 2009, owner of the Liberian flag 72,119 DWT bulk carrier M/V "Eleni P", which was built in 1997 and acquired on March 6, 2009.

•
Pantelis Shipping Ltd., incorporated in the Republic of Malta on July 2, 2009, owner of the Maltese flag 74,020 DWT bulk carrier M/V "Pantelis" which was built in 2000 and acquired on July 23, 2009. On December 15, 2009, ownership of the vessel was transferred to Pantelis Shipping Corp., incorporated in Liberia, and the vessel changed its flag to the Liberian flag.

•
Aggeliki Shipping Ltd., incorporated in the Republic of Liberia on May 21, 2010, owner of the Liberian flag 30,306 DWT / 2008 TEU container carrier M/V "Aggeliki P" which was built in 1998 and acquired on June 21, 2010.

During the years ended December 31, 2009, 2010 and 2011, the following charterers individually accounted for more than 10% of the Company's voyage and time charter revenues as follows:

	Year ended December 31,
Charterer	2009	2010	2011

A (Maersk Lines)	10.25%	14.95%	15.73%
B (Klaveness)	16.84%	30.29%	13.59%
C (Orient Express Lines)	10.33%	-%	4.57%
D (Sun Express)	-	10.10%	-

Note 2 - Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Text Block]
2.           Significant Accounting Policies

The accompanying consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America.  The following are the significant accounting policies adopted by the Company:

Principles of consolidation

The accompanying consolidated financial statements included the accounts of Euroseas Ltd. and its subsidiaries.  Inter-company transactions were eliminated on consolidation.

Use of estimates

The preparation of the accompanying consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosures of contingent assets and liabilities at the date of the consolidated financial statements, and the stated amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Other comprehensive income / (loss)

The Company presents separately comprehensive income / (loss), if any, and its components in shareholders' equity.  The Company has no other comprehensive income / (loss) and, accordingly, comprehensive income / loss equals net income / loss for all periods presented.

Foreign currency translation

The Company's functional currency as well as the functional currency of all its subsidiaries is the U.S. dollar.  Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at exchange rates prevailing at the balance sheet date.  Income and expenses denominated in foreign currencies are translated into U.S. dollars at exchange rates prevailing at the date of the transaction.  The resulting exchange gains and/or losses on settlement or translation are included in the accompanying consolidated statements of operations.

Cash equivalents

Cash equivalents are time deposits or other certificates purchased with an original maturity of three months or less.

Restricted cash

Restricted cash reflects deposits with certain banks that can only be used to pay the current loan installments or are required to be maintained as a certain minimum cash balance per mortgaged vessel.

Trade accounts receivable

The amount shown as trade accounts receivable, at each balance sheet date, includes estimated recoveries from each voyage or time charter. At each balance sheet date, the Company provides for doubtful accounts on the basis of specific identified doubtful receivables.  No allowance for doubtful accounts was recorded for any of the periods presented.

Inventories

Inventories are stated at the lower of cost and market value.  Inventories are valued using the FIFO (First-In First-Out) method.

Vessels

Vessels are stated at cost which comprises the vessels' contract price, costs of major repairs and improvements upon acquisition, direct delivery and other acquisition expenses less accumulated depreciation. Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels; otherwise these amounts are charged to expense as incurred.

Expenditures for vessel repair and maintenance are charged against income in the period incurred.

Depreciation

Depreciation is calculated on a straight line basis with reference to the cost of the vessel, age and scrap value as estimated at the date of acquisition.  Depreciation is calculated over the remaining useful life of the vessel, which is estimated to range from 25 to 30 years from the completion of its construction.  Remaining useful lives of property are periodically reviewed and revised to recognize changes in conditions and such revisions, if any, are recognized over current and future periods.

Insurance proceeds

Insurance proceeds are recorded according to type of claim that gives rise to the proceeds in the consolidated statements of operations and the consolidated statements of cash flow. For example, certain hull and machinery claim receipts are classified as "cash flow from investment activities".  In 2009, the Company had $667,839 receipts for hull and machinery claims (mainly for M/V "Jonathan P", ex-M/V "OEL Integrity") which were classified under "cash flows from investing activities". There were no hull and machinery claim receipts in 2010. In 2011, the Company had $1,793,832 receipts for hull and machinery claims (mainly for M/V "Aristides N.P.", M/V "Monica P" and M/V "Port Kelang") which were also classified under "cash flows from investing activities".

Revenue and expense recognition

Revenues are generated from voyage and time charter agreements.  If a charter agreement exists, the price is fixed, service is provided and the collection of the related revenue is reasonably assured, revenues are recorded over the term of the charter as service is provided and recognized on a pro-rata basis over the duration of the voyage or time charter adjusted for the off-hire days that a vessel spends undergoing repairs, maintenance or upgrade work. A voyage is deemed to commence upon the later of the completion of discharge of the vessel's previous cargo or the time it receives a contract that is not cancelable and is deemed to end upon the completion of discharge of the current cargo.  A time charter contract is deemed to commence from the time of the delivery of the vessel to an agreed port and is deemed to end upon the re-delivery of the vessel at an agreed port. We generally enter into a charter agreement for the vessel's next voyage or time charter prior to the time of discharge of the previous cargo or completion of previous time charter. We do not begin recognizing voyage or time charter revenue until a charter contract has been agreed to both by us and the customer, even if the vessel has discharged its cargo or completed the previous time charter and it is sailing to the anticipated load port for its next voyage or to the port it will be delivered to the next charterer. Demurrage income, which is included in voyage revenues, represents payments received from the charterer when loading or discharging time exceeded the stipulated time in the voyage charter and is recognized when earned. Probable losses on voyages are provided for in full at the time such losses can be estimated.

For the Company's vessels operating in chartering pools, revenues and voyage expenses are pooled and allocated to each pool's participants on a time charter equivalent basis in accordance with an agreed-upon formula, which is determined by points awarded to each vessel in the pool based on the vessel's age, design and other performance characteristics. For vessels that simultaneously participate in spot chartering pools and cargo pools (pools of contracts of affreightment, also called, short funds; in the Company's case, participation in cargo pools requires participation in spot chartering pools), a combined time charter equivalent revenue is provided by the operator of the vessel and cargo pools. Revenues and voyage expenses are recognized during the period services were performed, the collectability has been reasonably assured, an agreement with the pool exists and price is determinable. Pool income may be subject to future adjustments by the pool however, the effect on the Company's income resulting from a subsequent reallocation of pool income on the results for the year historically has not been significant.

Charter fees received in advance are recorded as a liability (deferred revenue) until charter services are rendered.

Vessels operating expenses are comprised of all expenses relating to the operation of the vessels, including crewing, insurance, repairs and maintenance, stores, lubricants, spares and consumables, professional and legal fees and miscellaneous expenses. Vessel operating expenses are recognized as incurred; payments in advance of services or use are recorded as prepaid expenses. Voyage expenses are incurred when the vessel is chartered under a voyage charter and comprise of all expenses relating to particular voyages, including bunkers, port charges, canal tolls, and agency fees. Voyage expenses are expensed as incurred.

Drydocking and special survey expenses

Drydocking and special survey expenses are expensed as incurred. The Company believes that the direct expense method is preferable as it eliminates the significant amount of time and subjectivity involved in determining which costs and activities related to drydocking qualify for the deferral method.

Pension and retirement benefit obligations – crew

The ship-owning companies employ the crews on board the vessels under short-term contracts (usually up to 9 months).  Accordingly, they are not liable for any pension or post retirement benefits.

Financing costs

Loan arrangement fees are deferred and amortized to interest expense over the duration of the underlying loan using the effective interest method. Unamortized fees relating to loans repaid or refinanced are expensed in the period the repayment or refinancing occurs.

Fair value of time charter acquired

The Company records all identified tangible and intangible assets or any liabilities associated with the acquisition of a vessel at fair value. Where vessels are acquired with existing time charters, the Company determines the present value of the difference between: (i) the contractual charter rate and (ii) the prevailing market rate for a charter of equivalent duration. In discounting the charter rate differences in future periods, the Company uses its Weighted Average Cost of Capital (WACC) adjusted to account for the credit quality of the charterer.  The capitalized above-market (assets) and below-market (liabilities) charters are amortized as a reduction and increase, respectively, to voyage revenues over the remaining term of the charter.

Stock incentive plan awards

Share-based compensation represents vested and unvested restricted shares granted to employees and to non-employee directors, for their services as directors, as well as to non-employees and are included in "Other general and administrative expenses" in the "Consolidated statements of operations." These shares are measured at their fair value equal to the market value of the Company's common stock on the grant date. The shares that do not contain any future service vesting conditions are considered vested shares and a total fair value of such shares is expensed on the grant date. The shares that contain a time-based service vesting condition are considered unvested shares on the grant date and a total fair value of such shares recognized on a straight-line basis over the requisite service period. In addition, unvested awards granted to non-employees are measured at their then-current fair value as of the financial reporting dates until non-employees complete the service (Note 12).

Investments

The Company classifies unrestricted publicly traded investments as trading securities and records them at fair value. The Company records unrealized gains or losses resulting from changes in fair value of its investment in trading securities between measurement dates as a component of "Gain (loss) on investments". In accordance with guidance relating to "Fair Value Measurements", the Company determines the fair value of its investments in trading securities using quoted market prices in active markets for the same securities (Level 1 under the "Fair Value Measurements" guidance hierarchy (see Note 15). The Company determines the cost of trading securities sold by using the First-In-First-Out ("FIFO") method. Purchases of, or proceeds from, the sale of trading securities are classified as cash flows from operating activities. The Company has adopted guidance relating to "The Fair Value Option for Financial Assets and Financial Liabilities" which allows the classification of purchases of, or proceeds from, the sale of trading securities to be classified to cash flows from operating activities or cash flows from investing activities based upon the Company's intent with respect to these securities.

Investment in Joint Venture

Investments in companies over which the Company believes it exercises significant influence over operating and financial policies, are accounted for using the equity method. Under this method the investment is carried at cost, and is adjusted to recognize the investor's share of the earnings or losses of the investee after the date of acquisition and is adjusted for impairment whenever facts and circumstances determine that a decline in fair value below the cost basis is other than temporary. The amount of the adjustment is included in the determination of net income by the investor and such amount reflects adjustments similar to those made in preparing consolidated financial statements including adjustments to eliminate intercompany gains and losses, and to amortize, if appropriate, any differences between investor cost and underlying equity in net assets of the investee at the date of acquisition. The investment of an investor is also adjusted to reflect the investor's share of changes in the investee's capital.

Impairment of long-lived assets

Impairment loss is recognized on a long-lived asset used in operations when indicators of impairment are present and the carrying amount of the long-lived asset is not recoverable from the undiscounted cash flows estimated to be generated by the asset and the asset's carrying amount is less than its fair value. In determining fair value and future benefits derived from use of long-lived assets, the Company performs an analysis of the anticipated undiscounted future net cash flows of the related long-lived assets.  If the carrying value of the related asset exceeds its undiscounted future net cash flows, the carrying value is reduced to its fair value. Various factors including future charter rates and vessel operating costs are included in this analysis. The Company performed the undiscounted cash flow test as of December 31, 2010 and 2011 for its vessels held for use and determined that its vessels were not impaired.

Derivative financial instruments

Every derivative instrument (including certain derivative instruments embedded in other contracts) is recorded in the balance sheet as either an asset or liability measured at its fair value with changes in the instruments' fair value recognized as a component in other comprehensive income or earnings depending on whether specific hedge accounting criteria are met at the inception of the hedge and over the life of the contract in accordance with guidance relating to  "Derivatives and Hedging".

For the years ended December 31, 2009, 2010 and 2011, the interest rate swaps and the Forward Freight Agreement ("FFA") contracts were not designated as hedging instruments and did not qualify for hedge accounting treatment.  Accordingly, all gains or losses have been recorded in the "Consolidated statements of operations."

Earnings per common share

Basic earnings per share is computed by dividing net income available to common shareholders by the weighted-average number of common shares outstanding during the period. The weighted-average number of common shares outstanding does not include any potentially dilutive securities or any unvested restricted shares of common stock. These unvested restricted shares, although classified as issued and outstanding at December 31, 2010 and 2011, are considered contingently returnable until the restrictions lapse and will not be included in the basic net income per share calculation until the shares are vested.

Diluted net income per share gives effect to all potentially dilutive securities. The Company's then outstanding warrants and unvested restricted shares were potentially dilutive securities during the years ended December 31, 2009, 2010 and 2011 (Note 13).  However, if the result for the year is a loss the effect of any potentially dilutive securities is not considered.

Segment reporting

The Company reports financial information and evaluates its operations by charter revenue and not by the length of ship employment for its customers, i.e. voyage or time charters.  The Company does not use discrete financial information to evaluate the operating results for each such type of charter. Although revenue can be identified for these types of charters, management cannot and does not identify expenses, profitability or other financial information for these charters.  As a result, management, including the chief operating decision maker, reviews operating results solely by revenue per day and operating results of the fleet and thus the Company has determined that it operates under one reporting segment. Furthermore, when the Company charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographical information is impracticable.

Fair Value of Financial Instruments

The estimated fair values of the Company's financial instruments such as trade receivable, trading securities, trade accounts payable, cash and cash equivalents and restricted cash approximate their individual carrying amounts as of December 31, 2010 and 2011, due to their short-term maturity.

The carrying amounts of borrowings under the Company's loan agreements approximate their fair value due to the variable interest rate they bear.

The fair value of the interest rate swaps is the estimated amount the Company would receive or pay to terminate these agreements at the reporting date, taking into account current interest rates and the creditworthiness of the counterparty for assets and creditworthiness of the Company for liabilities.

The fair value of the FFA contracts is the amount the Company would receive or pay to terminate these agreements at the reporting date, taking into account current broker quoted rates for same contracts and the creditworthiness of the counterparty for assets and creditworthiness of the Company for liabilities (see Note 15 - Financial Instruments for additional disclosure on the fair values of interest rate swap agreements and FFA contracts).

Recent accounting pronouncements

There are no recent accounting pronouncements that their adoption would have a material effect on the Company's consolidated financial statements in the current year or expected to have an impact on future years.

Note 3 - Inventories	12 Months Ended
Dec. 31, 2011
Inventory Disclosure [Text Block]
3.	Inventories
Inventories consisted of the following:
	2010	2011
Lubricants	1,430,809	1,522,603
Victualling	166,778	218,141
Bunkers	190,669	865,791
Total	1,788,256	2,606,535

Note 4 - Vessels, net	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment Disclosure [Text Block]
4.	Vessels, net

The amounts in the accompanying consolidated balance sheets are as follows:

	Costs	Accumulated Depreciation	Net Book Value
Balance, January 1, 2009	280,267,999	(48,304,393)	231,963,606
-Depreciation for the year	-	(19,092,384)	(19,092,384)
- Purchase of vessels	64,046,437	-	64,046,437
- Sale of vessels	(33,986,672)	14,339,837	(19,646,835)
Balance, December 31, 2009	310,327,764	(53,056,940)	257,270,824
-Depreciation for the year	-	(17,979,750)	(17,979,750)
- Purchase of vessels	16,121,360	-	16,121,360
Balance, December 31, 2010	326,449,124	(71,036,690)	255,412,434
-Depreciation for the year	-	(18,348,556)	(18,348,556)
- Purchase of vessels	-	-	-
Balance, December 31, 2011	326,449,124	(89,385,246)	237,063,878

During 2009, the Company acquired M/V "Monica P", M/V "Eleni P" and M/V "Pantelis" for an aggregate purchase price plus costs required to make the vessels available for use of $64,046,437.  During 2010, the Company acquired M/V "Aggeliki P" for a purchase price plus costs required to make the vessel available for use of $16,121,360. There were no purchases of vessels during 2011.

In November 2009, the Company decided to dispose of two of its vessels, M/V "Artemis" and M/V "Gregos," which were sold in December 2009 for a gross price of $3,162,786 and $7,900,000, respectively. After sales commissions of 2% and 3%, respectively, and other sales expenses the Company recorded a loss of $8,959,321 from the sale of the two vessels. There were no sales of vessels in 2010 or 2011.

Note 5 - Deferred Charges, net	12 Months Ended
Dec. 31, 2011
Deferred Charges [Text Block]
5.	Deferred Charges, net

"Deferred charges, net" consist of loan arrangement fees which are amortized over the duration of the loan and deferred offering expenses related to the filing of the Company's shelf registration which will be charged against the proceeds of an offering of the Company's securities or will be expensed at the end of the years of validity of the shelf registration if it will have not been used for any securities offering.

	2009	2010	2011
Balance, beginning of year	373,702	327,694	599,374
Additions, loan arrangement fees	208,000	380,249	-
Additions, deferred offering expenses	297,008	-	243,392
Amortization of loan arrangement fees	(110,504)	(108,569)	(144,815)
Deferred offering expenses reclassified to paid-in capital	(440,513)	-	-
Balance, end of year	327,694	599,374	697,951

The additions of $208,000 in 2009 consisted of loan arrangement fees for the loans of M/V "Monica P", M/V "Eleni P" and M/V "Pantelis". The additions of $380,249 in 2010 consisted of loan arrangement fees for the loans of M/V "Maersk Noumea" and M/V "Aggeliki P". During the year 2011 there were no additions of loan arrangement fees.

Note 6 - Accrued Expenses	12 Months Ended
Dec. 31, 2011
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
6.           Accrued Expenses

The accrued expenses account consisted of:

	As of December 31, 2010	As of December 31, 2011

Accrued payroll expenses	255,194	308,380
Accrued interest	149,740	115,682
Accrued general and administrative expenses	400,172	441,876
Accrued commissions	102,921	84,724
Other accrued expenses	1,304,374	708,932
Total	2,212,401	1,659,594

Note 7 - Fair Value of Above or Below Market Time Charters Acquired	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Text Block]
7.	Fair Value of Above or Below Market Time Charters Acquired

M/V "Marinos" was acquired on November 15, 2006 with an outstanding time charter terminating on July 21, 2009 with a charter rate of $26,650 per day.  This charter rate was above the market rates for equivalent time charters prevailing at the time.  The present value of the above the market charter was estimated by the Company at $7,923,480, and was recorded as an asset in the "Consolidated balance sheets."  This amount was amortized over the duration of the charter. For the years ended December 31, 2009, 2010 and 2011, voyage revenue included a reduction of $1,653,422, $0 and $0, respectively, as amortization of the above market rate charter for M/V "Marinos". There was no unamortized above market rate charter for M/V "Marinos" as of December 31, 2010 and 2011.

M/V "Tiger Bridge" was acquired on October 4, 2007 with an outstanding time charter terminating on August 4, 2009 with a charter rate of $16,500 per day.  This charter rate was below the market rates for equivalent time charters prevailing at the time.  The present value of the below-market charter was estimated by the Company at $2,263,924, and was recorded as a liability in the "Consolidated balance sheets".  This amount was amortized over the duration of the charter. Voyage revenues included $738,965, $0 and $0 as amortization of the below-market rate charter for M/V "Tiger Bridge" for the years ended December 31, 2009, 2010 and 2011, respectively. There was no unamortized below market rate charter as of December 31, 2010 and 2011.

M/V "Maersk Noumea" was acquired on May 22, 2008 with an outstanding time charter terminating on August 2011 with a charter rate of $16,800 per day plus three one-year consecutive optional extensions at $18,735, $19,240 and $19,750 per day, respectively.  This charter rate was below the market rates for equivalent time charters prevailing at the time.  The present value of the below-market charter plus the optional periods was estimated by the Company at $9,597,438 and was recorded as a liability in the "Consolidated balance sheets". This amount was amortized over the duration of the charter. Thus, voyage revenue included $4,541,219 as amortization of the below-market rate charter for M/V "Maersk Noumea" for the year ended December 31, 2009. For the years ended on December 31, 2010 and 2011, voyage revenue included $2,106,416 and $1,318,211, respectively, as amortization of the below-market rate charter for M/V "Maersk Noumea". The unamortized below market rate charter was and $1,318,211 as of December 31, 2010 and was recorded as a liability in the "Consolidated balance sheets". There was no remaining unamortized below market rate charter as of December 31, 2011.

Note 8 - Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions Disclosure [Text Block]
8.	Related Party Transactions

The Company's vessel owning companies are parties to management agreements with Eurobulk Ltd. ("Management Company"), which is controlled by members of the Pittas family, whereby the Management Company provided technical and commercial vessel management for a fixed daily fee of an average of Euro 655 for 2009, Euro 665 for 2010 and Euro 700 for 2011 under the Company's Master Management Agreement (see below).  Vessel management fees paid to the Management Company amounted to $5,074,297, $4,892,006 and $5,810,095 in 2009, 2010 and 2011, respectively.

These agreements were renewed on January 31, 2005 and amended in August and October 2006, February 2008 and February 2011 with an initial term of five years and will automatically be extended after the initial term until terminated by the parties.  An annual adjustment of the management fee due to inflation as provided under the management agreement takes effect January 1 of each year. Laid-up vessels are billed for half of the daily fee for the period they are laid-up. The Company's Master Management Agreement with Eurobulk - effective as of January 1, 2011 and with an initial term of five years until January 1, 2016 – was amended and renewed for five years on February 4, 2011 with effect from January 1, 2011.  The amended and restated Master Management Agreement will automatically be extended after the initial period for an additional five year period unless terminated on or before the 90th day preceding the initial termination date. Pursuant to the Master Management Agreement, each shipowning company has signed – and each future shipowning company when a vessel is acquired will sign - with Eurobulk a management agreement with the rate and term of these agreements set in the Master Management Agreement as in effect since January 1, 2011. The new agreement was further amended and restated as of January 1, 2012 to reflect a 5% discount of the daily vessel management fee for the period during which the number of the Euroseas owned vessels (including vessels in which Euroseas is a part owner) managed by Eurobulk is greater than 20 ("volume discount"). The management fee was adjusted for inflation and agreed at 700 Euros per vessel per day for 2011 taking effect on January 1, 2011. Starting January 1, 2012, Euroseas will pay to Eurobulk a fee of 685 Euros per vessel per day in operation and 342.5 Euros per vessel per day in lay up, after adjusting for inflation and taking into account a 5% volume discount as the number of vessels wholly or partly owned by Euroseas and managed by Eurobulk has been in excess of 20. In absence of the "volume discount", the daily management fee is 720 Euros per vessel per day in operation and 360 Euros per vessel per day in lay up. These fees are recorded under "Related party management fees" in the "Consolidated statements of operations".

In addition to the vessel management services, Eurobulk provides management services for the Company's needs as a public company. In 2009, compensation for such services to the Company as a public company was $1,150,000. This fee was adjusted for inflation and agreed at $1,165,000 for 2010 and at $1,225,000 for 2011. Starting January 1, 2012, this fee was agreed at $1,850,000 to account for increased administration expenses and adjustment for inflation. These amounts are recorded in "Other general and administrative expenses" under "Operating expenses".

Amounts due to or from related companies represent net disbursements and collections made on behalf of the vessel-owning companies by the Management Company during the normal course of operations for which a right of off-set exists.  As of December 31, 2011, the amount due from related companies was $208,704, while as of December 31, 2010, there was an amount due to related companies of $1,594,773. Based on the Master Management Agreement between Euroseas Ltd. and Euroseas' shipowning subsidiaries and Eurobulk Ltd. an estimate of the quarter's operating expenses, expected drydock expenses, vessel management fee and fee for management executive services are to be advanced in the beginning of the quarter to Eurobulk Ltd.

The Company uses brokers for various services, as is industry practice.  Eurochart S.A., an affiliated company controlled by certain members of the Pittas family, provides vessel sale and purchase services, and chartering services to the Company whereby the Company pays commission of 1% of the vessel sales price and 1.25% of charter revenues.  Commission expenses for vessel sales for the year ended December 31, 2008 of $62,490 were recorded for the sale of M/V "Nikolaos P" and M/V "Ioanna P" as the two vessels were held for sale; these commission expenses were paid to Eurochart in 2009 along with additional commission expenses of $110,628 for the sale of M/V "Artemis" and M/V "Gregos" for a total of $173,118. Eurochart S.A. also received 1% commission for vessel acquisitions from the sellers of the vessels that the Company acquired. Commissions to Eurochart S.A. for chartering services were $766,879, $612,998 and $766,304 in 2009, 2010 and 2011, respectively.

Certain members of the Pittas family, together with another unrelated ship management company, have formed a joint venture with the insurance broker Sentinel Maritime Services Inc. ("Sentinel"); and with a crewing agent More Maritime Agencies Inc. ("More"). In 2010 "More" was replaced by Technomar Crew Management Services Corp ("Technomar"), a company owned by certain members of the Pittas family, together with two other unrelated ship management companies. The shareholders' percentage participation in Sentinel and More joint ventures in 2009 was 86.8% and 88.8% respectively, while in 2010, ownership in Sentinel was 86.8% and  in Technomar 43%. In 2011 ownership in Sentinel was 86.8% and in Technomar 45%.  Sentinel is paid a commission on premium not exceeding 5%; More or Technomar is paid a fee of about $50 per crew member per month. Total fees charged by Sentinel and More or Technomar were $180,198 and $162,197 in 2009, $197,921 and $219,602 in 2010 and $173,717 and $219,014 in 2011, respectively.  These amounts are recorded in "Vessel operating expenses" under "Operating expenses".

Note 9 - Long-Term Debt	12 Months Ended
Dec. 31, 2011
Long-term Debt [Text Block]
9.	Long-Term Debt

This consisted of bank loans of the ship-owning companies and is as follows:

Borrower		December 31, 2010	December 31, 2011
Alterwall Business Inc./ Allendale Investments S.A	(a)	1,900,000	-
Xenia International Corp	(b)	3,480,000	2,420,000
Prospero Maritime Inc.	(c)	7,975,000	6,325,000
Xingang Shipping Ltd. / Alcinoe Shipping Ltd	(d)	8,000,000	7,000,000
Manolis Shipping Ltd.	(e)	7,760,000	7,120,000
Trust Navigation Corp. / Tiger Navigation Co.	(f)	2,400,000	2,200,000
Saf-Concord Shipping Ltd.	(g)	8,250,000	7,250,000
Eleni Shipping Ltd.	(h)	9,400,000	8,400,000
Pantelis Shipping Corp.	(i)	10,720,000	9,600,000
Aggeliki Shipping Ltd.	(j)	8,500,000	7,288,000
Noumea Shipping Ltd.	(k)	20,000,000	17,310,000
		88,385,000	74,913,000
Less: Current portion		(13,472,000)	(13,332,000)
Long-term portion		$74,913,000	$61,581,000

None of the above loans is registered in the U.S. The future annual loan repayments are as follows:

To December 31:
2012	13,332,000
2013	20,937,000
2014	16,312,000
2015	11,412,000
2016	8,920,000
Thereafter	4,000,000
Total	$74,913,000

(a)
Allendale Investments S.A. and Alterwall Business Inc. drew $20,000,000 on May 26, 2005 against a loan facility for which they are jointly and severally liable.  The loan is payable in twenty-four unequal consecutive quarterly installments of $1,500,000 each in the first year, $1,125,000 each in the second year, $775,000 each in the third year, $450,000 each in the fourth through sixth years and a balloon payment of $1,000,000 payable with the final installment due in May 2011.  The interest is based on LIBOR plus 1.25% per annum as long as the outstanding loan amount remains below 60% of the fair market value (FMV) of M/V "Ninos" and M/V "Kuo Hsiung" and plus 1.375% if the outstanding loan amount is above 60% of the FMV of such vessels. Other covenants and guarantees are similar to the rest of the loans of the Company. This loan was paid in full as of May 2011.

(b)
This is an $8,250,000 loan drawn by Xenia International Corp. on June 30, 2006.  The loan is payable in twenty three consecutive quarterly installments consisting of $265,000 each and a balloon payment of $2,155,000 payable with the final quarterly installment due in March 2012. The interest is based on LIBOR plus a margin of 0.95%. The loan is secured with the following: (i) first priority mortgage over M/V "Anking", (ii) first assignment of earnings and insurance of M/V "Anking", (iii) a corporate guarantee of Euroseas Ltd., and (iv) overall liquidity (cash and cash equivalents) of $300,000 for each of the Company's vessels throughout the life of the facility. Other covenants and guarantees are similar to the rest of the loans of the Company.

(c)
This is a $15,500,000 loan drawn by Prospero Maritime Inc. on September 4, 2006.  The loan is payable in fourteen consecutive semi-annual installments consisting of two installments of $1,200,000 each, one installment of $1,000,000 each and eleven installments of $825,000 each and a balloon payment of $3,025,000 payable with the final semi-annual installment due in September 2013. The interest is based on LIBOR plus a margin that ranges between 0.9%-0.95%, depending on the asset cover ratio. The loan is secured with the following: (i) first priority mortgage over M/V "Aristides N.P.", (ii) first assignment of earnings and insurance of M/V "Aristides N.P.", (iii) a corporate guarantee of Euroseas Ltd., (iv) a minimum cash balance equal to an amount of no less than $300,000 in an account Prospero Maritime Inc. maintains with the bank, and (v) overall liquidity (cash and cash equivalents) of $300,000 for each of the Company's vessels throughout the life of the facility. Other covenants and guarantees are similar to the rest of the loans of the Company.

(d)
This is a $20,000,000 loan drawn by Xingang Shipping Ltd. on November 15, 2006; Alcinoe Shipping Ltd., owner of the M/V "Gregos", became a guarantor to the loan in March 2007. Diana Shipping Ltd, owner of M/V "Irini" is a guarantor to this loan. After M/V Gregos was sold in December 2009, a cash collateral of $2,000,000 has been maintained with the bank in lieu of any repayment because of the sale. The loan is payable in eight consecutive quarterly installments of $1.0 million each, the first of which was due in February 2007, followed by four consecutive quarterly installments of $750,000 each, followed by sixteen consecutive installments of $250,000 each and a balloon payment of $5.0 million payable with the final quarterly installment due in November 2013. The interest was based on LIBOR plus a margin of 0.935% initially; after Alcinoe Shipping Ltd. became a guarantor the rate became 0.90%. The loan is secured with the following: (i) first priority mortgage over M/V "Marinos", (ii) first assignment of earnings and insurance, (iii) a corporate guarantee of Euroseas Ltd. and (iv) a mortgage on M/V "Irini". Other covenants and guarantees are similar to the rest of the loans of the Company.

(e)
This is a $10,000,000 loan drawn by Manolis Shipping Ltd. on June 11, 2007. In August 2009, an additional guarantee was provided by the Company's wholly owned subsidiary, SAF-Concord Shipping Ltd., owner of M/V "Monica P" in order to ensure compliance with the hull cover ratio covenant (a similar guarantee was provided by SAF-Concord Shipping Ltd. to the loan drawn by Trust Navigation Corp. – see (g) below). On such date, SAF-Concord Shipping Ltd. also granted the lender a second priority mortgage over M/V "Monica" to secure the loan and its guarantee. In August 2010, the guarantee provided by SAF-Concord Shipping Ltd. expired and was not renewed. The loan is payable in thirty-two consecutive quarterly installments of $160,000 each, the first of which was due in September 2007, plus a balloon payment of $4,880,000 payable with the final quarterly installment in June 2015. The interest is based on LIBOR plus a margin of 0.80% if the ratio of the outstanding loan to the vessel value is below 55%, otherwise the margin is 0.90%.  The loan is secured with the following: (i) first priority mortgage over M/V "Manolis P", (ii) first assignment of earnings and insurance, (iii) a corporate guarantee of Euroseas Ltd. and (iv) a minimum cash balance equal to an amount of no less than $300,000 in an account Manolis Shipping Ltd. maintains with the bank.  Other covenants and guarantees are similar to the rest of the loans of the Company.

(f)
This loan is a $15,000,000 loan drawn by Trust Navigation Corp. on November 1, 2007. The M/V "Ioanna P" secured the loan until the vessel was sold on January 12, 2009. In anticipation of such sale, on December 29, 2008, a replacement guarantee for the loan was put in place by Tiger Navigation Trust Corp., one of the Company's subsidiaries and the owner of M/V "Tiger Bridge".  On such date, Tiger Navigation Trust Corp. also granted the lender a first priority mortgage over M/V "Tiger Bridge" to secure the loan and its guarantee.  In August 2009, an additional guarantee was provided by the Company's wholly owned subsidiary, SAF-Concord Shipping Ltd., owner of M/V "Monica P" in order to ensure compliance with the hull cover ratio covenant (a similar guarantee was provided by SAF-Concord Shipping Ltd. to the loan drawn by Manolis Shipping Ltd. – see (e) above). On such date, SAF-Concord Shipping Ltd. also granted the lender a second priority mortgage over M/V "Monica" to secure the loan and its guarantee.  In August 2010, the guarantee provided by SAF-Concord Shipping Ltd. expired and was not renewed.  The loan is payable in four consecutive quarterly installments of $1,850,000 each, the first of which was due in February 2008, followed by four consecutive quarterly installments of $750,000 each, followed by four consecutive quarterly installments of $550,000 each, plus a balloon payment of $2,400,000 payable with the final quarterly installment in November 2010. The interest is based on LIBOR plus a margin of 0.90%. On October 29, 2010, Tiger Navigation Trust Corp. agreed to re-financed the balloon payment of $2,400,000 to be paid in ten consecutive quarterly installments of $50,000 each plus a balloon payment of $1,900,000 payable with the final instalment in April 2013. The interest rate is based on LIBOR plus 3.75%. The loan is secured with the following: (i) first priority mortgage over M/V "Tiger Bridge", (ii) first assignment of earnings and insurance, (iii) a corporate guarantee of Euroseas Ltd. and (iv) a minimum cash balance equal to an amount of no less than $300,000 in an account Trust Navigation Corp. maintains with the bank.  Other covenants and guarantees are similar to the rest of the loans of the Company.

(g)
This loan is a $10,000,000 loan drawn by SAF-Concord Shipping Ltd. on January 19, 2009. The loan is payable in twenty consecutive quarterly installments of $250,000 each, the first of which was due in April 2009, plus a balloon payment of $5,000,000 payable with the final quarterly installment in January 2014. The interest is based on LIBOR plus a margin of 2.50%. The loan is secured with the following: (i) first priority mortgage over M/V "Monica P", (ii) first assignment of earnings and insurance, (iii) a corporate guarantee of Euroseas Ltd. and (iv) a minimum cash balance equal to an amount of no less than $300,000 in an account SAF-Concord Shipping Ltd. Shipping Ltd. maintains with the bank.  Other covenants and guarantees are similar to the rest of the loans of the Company.

(h)
This loan is a $10,000,000 loan drawn by Eleni Shipping Ltd. on April 30, 2009. The loan is payable in 10 consecutive semi-annual installments, two in the amount of $100,000, two in the amount of $400,000, two in the amount of $600,000 and four in the amount of $800,000, with a $4.6 million balloon payment to be paid together with the last installment in April 2014. The margin of the loan is 2.50% above LIBOR for the $5.4 million repaid throughout the 5 years and 2.70% above LIBOR for the amount of the balloon payment. The loan is secured with the following: (i) first priority mortgage over M/V "Eleni P", (ii) first assignment of earnings and insurance, (iii) a corporate guarantee of Euroseas Ltd. and (iv) a minimum cash balance equal to an amount of no less than $300,000 in an account Eleni Shipping Ltd. maintains with the bank.  Other covenants and guarantees are similar to the rest of the loans of the Company.

(i)
This loan is a $13,000,000 loan drawn by Pantelis Shipping Corp. on December 15, 2009. The loan is payable in 32 consecutive quarterly installments, four in the amount of $500,000 and twenty-eight in the amount of $280,000, with a $3.16 million balloon payment to be paid together with the last installment in December 2017. The margin of the loan is 2.70% above LIBOR. The loan is secured with the following: (i) first priority mortgage over M/V "Pantelis", (ii) first assignment of earnings and insurance, (iii) a corporate guarantee of Euroseas Ltd. and (iv) a minimum cash balance equal to an amount of no less than $300,000 in an account Pantelis Shipping Corp. maintains with the bank.  Other covenants and guarantees are similar to the rest of the loans of the Company.

(j)
This loan is a $8,500,000 loan drawn by Aggeliki Shipping Ltd. on November 5, 2010. The loan is payable in 20 equal consecutive quarterly installments of $303,000 each, with a $2.44 million balloon payment to be paid together with the last installment in November 2015. The margin of the loan is 2.85% above LIBOR. The loan is secured with the following: (i) first priority mortgage over M/V "Aggeliki P.", (ii) first assignment of earnings and insurance, (iii) a corporate guarantee of Euroseas Ltd. Other covenants and guarantees are similar to the rest of the loans of the Company.

(k)
This loan is a $20,000,000 loan drawn by Noumea Shipping Ltd. on December 28, 2010. The loan consists of two tranches: Tranche A of $15,000,000 payable in 12 equal consecutive six-monthly installments of $720,000 each with a $6.36 million balloon payment to be paid together with the last installment in December 2016; and, Tranche B of $5,000,000 payable in 8 equal consecutive six-monthly installments of $625,000 each running in parallel with Tranche A. The margin of both tranches is 2.65% above LIBOR, however, if the collateral vessel, M/V "Maersk Noumea", does not have a charter, the margin of Tranche B becomes 4% above LIBOR and any balance remaining thereof, to be repaid not later that the original Tranche B Maturity, as an Interim Balloon.   The loan is secured with the following: (i) first priority mortgage over M/V "Maersk Noumea", (ii) second priority mortgage over M/V "Aristides N.P.", (iii) first assignment of earnings and insurance, (iv) a corporate guarantee of Euroseas Ltd. Other covenants and guarantees are similar to the rest of the loans of the Company.

In addition to the terms specific to each loan described above, all the above loans are secured with one or more of the following:

•	first priority mortgage over the respective vessels on a joint and several basis.

•	first assignment of earnings and insurance.

•	a personal guarantee of one shareholder.

•	a corporate guarantee of Euroseas Ltd.

•	a pledge of all the issued shares of each borrower.

The loan agreements contain covenants such as minimum requirements regarding the hull ratio cover  (the ratio of fair value of vessel to outstanding loan less cash in retention accounts), restrictions as to changes in management and ownership of the vessel shipowning companies, distribution of profits or assets (i.e. limiting dividends in some loans to 60% of profits, or, not permitting dividend payment or other distributions in cases that an event of default has occurred), additional indebtedness and mortgage of vessels without the lender's prior consent, sale of vessels, maximum fleet-wide leverage, sale of capital stock of our subsidiaries, ability to make investments and other capital expenditures, entering in mergers or acquisitions, minimum cash balance requirements and minimum cash retention accounts (restricted cash).  The loan agreements also require the Company to make deposits in retention accounts with certain banks that can only be used to pay the current loan installments. Minimum cash balance requirements are in addition to cash held in retention accounts. These cash deposits amounted to $5,776,714 and $5,670,111 as of December 31, 2010 and 2011, respectively, and are shown as "Restricted cash" under "Current assets" and "Long-term assets" in the consolidated balance sheets. As of December 31, 2011, all the debt covenants are satisfied.

Interest expense for the years ended December 31, 2009, 2010 and 2011 amounted to $1,327,133, $1,389,647 and $2,046,420, respectively.  At December 31, 2011, LIBOR for the Company's loans was on average approximately 0.29% per year, the average interest rate margin over LIBOR on our debt was approximately 2.00% per year for a total average interest rate of approximately 2.29% per year.

Note 10 - Income Taxes	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Text Block]
10.           Income Taxes

Under the laws of the countries of the companies' incorporation and/or vessels' registration, the companies are not subject to tax on international shipping income, however, they are subject to registration and tonnage taxes, which have been included in "Vessel operating expenses" in the accompanying "Consolidated statements of operations."

Pursuant to the Internal Revenue Code of the United States (the "Code"), U.S. source income from the international operations of ships is generally exempt from U.S tax if the company operating the ships meets certain requirements. Among other things, in order to qualify for this exemption, the company operating the ships must be incorporated in a country, which grants an equivalent exemption from income taxes to U.S corporations. All the Company's ship-operations subsidiaries satisfy this particular criterion.  In addition, more than 50% of the value of the stock must be owned, directly or indirectly, by individuals who are residents as defined in the countries of incorporation or another foreign country that grants an equivalent exemption to U.S corporations, the "50% Ownership Test", or, the stock is "primarily and regularly traded on an established securities market" in our country of organization, in another country that grants an "equivalent exemption" to United States corporations, or in the United States, the "Publicly-Traded Test". The management of the Company believes that by virtue of the special rule applicable to situations where the ship operating companies are beneficially owned by a publicly-traded company like the Company, the "Publicly-Traded Test" was satisfied for 2009, 2010 and 2011 and thereafter, but no assurance can be given that this will remain so, since continued compliance with this rule is subject to factors outside the Company's control.

Note 11 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Text Block]
11.	Commitments and Contingencies

(a)
There are no material legal proceedings to which the Company is a party or to which any of its properties are subject, other than routine litigation incidental to the Company's business.  In the opinion of the management, the disposition of these lawsuits should not have a material impact on the consolidated results of operations, financial position and cash flows.

(b)	During the year ended December 31, 2009, the Company has recognized approximately $1.7 million of revenue upon resolution of a contingency related to the delivery date of a vessel.

(c)
Future minimum long-term time charter revenue net of commissions, based on non-cancelable time charter contracts as of December 31, 2011 will be $26.7 million for 2012 and $10.5 million for 2013 assuming the scheduled drydockings and special surveys (20-25 days every two and a half years) and one additional offhire day per quarter to account for any unscheduled off-hire time.

Note 12 - Stock Incentive Plan	12 Months Ended
Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
12.	Stock Incentive Plan

On October 25, 2007, the Board of Directors approved the Company's 2007 Stock Incentive Plan (the "2007 Plan") and on February 4, 2010, the Company's 2010 Stock Incentive Plan (the "2010 Plan"). Both plans are administered by the Board of Directors which can make awards totaling in aggregate up to 600,000 and 1,500,000 shares, respectively over 10 years after each plan's adoption date. The persons eligible to receive awards under the Plan are officers, directors, and executive, managerial, administrative and professional employees of the Company or Eurobulk or Eurochart, (collectively, "key persons") as the Board, in its sole discretion, shall select based upon such factors as the Board shall deem relevant.  Awards may be made under the Plan in the form of incentive stock options, non-qualified stock options, stock appreciation rights, dividend equivalent rights, restricted stock, unrestricted stock, restricted stock units and performance shares.

a)
On February 7, 2008, an award of 150,000 unvested restricted shares under the 2007 Plan was made to 12 key persons of which 50% vested on August 7, 2008 and the remaining 50% vested on August 7, 2009; awards to officers and directors amounted to 95,000 shares and the remaining 55,000 shares were awarded to employees of Eurobulk; of the latter, 5,000 shares were forfeited.

b)
On November 12, 2008, an award of 160,000 unvested restricted shares under the 2007 Plan was made to the same 12 and an additional two (a total of 14) key persons of which 50% vested on November 16, 2009 and 50% on November 16, 2010; awards to officers and directors amounted to 100,000 shares and the remaining 60,000 shares were awarded to employees of Eurobulk; of the latter, 20,000 shares were forfeited.

c)
On November 4, 2009, an award of 165,000 unvested restricted shares under the 2007 Plan was made to 14 key persons of which 50% vested on July 1, 2010 and 50% vested on July 1, 2011; awards to officers and directors amounted to 100,000 shares and the remaining 65,000 shares were awarded to employees of Eurobulk.

d)
On November 4, 2010, an award of 165,000 unvested restricted shares, 15,000 shares under the 2007 Plan and 150,000 shares under the 2010 Plan, was made to 14 key persons of which 50% vested on November 16, 2011 and 50% will vest on November 16, 2012; awards to officers and directors amounted to 100,000 shares and the remaining 65,000 shares were awarded to employees of Eurobulk.

e)
On November 4, 2011 an award of 290,000 unvested restricted shares under the 2010 Plan, was made to 17 key persons of which 50% will vest on July 1, 2012 and 50% on July 1, 2013; awards to officers and directors amounted to 164,000 shares and the remaining 126,000 shares were awarded to employees of Eurobulk.

All unvested restricted shares are conditional upon the grantee's continued service as an employee of the Company, Eurobulk or as a director until the applicable vesting date. The grantee does not have the right to vote such unvested restricted shares until they vest or exercise any right as a shareholder of these shares, however, the unvested shares will accrue dividends as declared and paid which will be retained by the Company until the shares vest at which time they are payable to the grantee. As of December 31, 2010 and 2011 the unvested restricted shares accrued dividends of $32,175 and $47,525, respectively. As unvested restricted share grantees accrue dividends on awards that are expected to vest, such dividends are charged to retained earnings.

The Company estimates the forfeitures of unvested restricted shares to be immaterial. The Company will, however, re-evaluate the reasonableness of its assumption at each reporting period.

The compensation cost that has been charged against income for those plans was $820,189, $696,117 and $568,488 for the years ended December 31, 2009, 2010 and 2011, respectively. The Company has used the straight-line method to recognize the cost of the awards.

A summary of the status of the Company's unvested shares as of December 31, 2011 and changes during the years ended December 31, 2009, 2010 and 2011, are presented below:

Unvested Shares	Shares	Weighted-Average Grant-Date Fair Value
Unvested on January 1, 2009	235,000	$1,465,000
Granted	165,000	$658,350
Vested	(140,000)	$(1,050,000)
Forfeited	(25,000)	$(135,000)
Unvested on December 31, 2009	235,000	$938,350
Granted	165,000	$679,800
Vested	(152,500)	$(609,175)
Forfeited	-	-
Unvested on December 31, 2010	247,500	$1,008,975
Granted	290,000	$910,600
Vested	(165,000)	$(669,075)
Forfeited	-	-
Unvested on December 31, 2011	372,500	$1,250,500

As of December 31, 2011, there was $977,516 of total unrecognized compensation cost related to unvested share-based compensation arrangements granted under the Plan based on the closing stock price of $2.35 on December 31, 2011 used for the valuation of the shares awarded to non-employees. That cost is expected to be recognized over a weighted-average period of 0.78 years. The total fair value of shares vested during the year ended December 31, 2009 was $716,974 and the recognized portion of the unvested shares was $103,215. The total fair value of shares vested during the year ended December 31, 2010 was $505,585 and the recognized portion of the unvested shares was $190,532. The total fair value of shares vested during the year ended December 31, 2011 was $446,694 and the recognized portion of the unvested shares was $121,794.

Note 13 - Earnings / (Loss) Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Text Block]
13.	Earnings / (Loss) Per Share

Basic and diluted earnings / (loss) per common share are computed as follows:

	2009	2010	2011
Income:
Net income / (loss)	(15,627,504)	(6,605,850)	1,115,989
Basic earnings per share:
Weighted average common shares – Outstanding	30,648,991	30,900,122	31,054,197
Basic earnings / (loss) per share	(0.51)	(0.21)	0.04
Effect of dilutive securities
Unvested incentive stock awards	-	-	50,495
Weighted average common shares – Outstanding	30,648,991	30,900,122	31,104,692
Diluted earnings / (loss) per share	(0.51)	(0.21)	0.04

 During 2009 and 2010, the effect of the unvested stock awards was anti-dilutive.

In 2009, 2010 and 2011, the Company declared dividends of $10,779,609 ($0.35 per share), $6,848,536 ($0.22 per share) and $8,457,722 ($0.27 per share), respectively.

The Company initiated a continuous offering equity program on September 8, 2009 under which it may sell from time to time shares of common stock. During September 2009 the Company sold under this program 134,100 shares at an average price of $4.94 per share resulting in net sales proceeds of $649,265 after commissions of $13,251. The Company recorded a $4,023 increase in share capital and $204,732 increase in paid-in capital after accounting for offering expenses of $440,513. This program was terminated as of January 16, 2010.

Note 14 - Voyage, Vessel Operating Expenses and Commissions	12 Months Ended
Dec. 31, 2011
Vessel Voyage And Operating Expenses [Text Block]
14.           Voyage, Vessel Operating Expenses and Commissions

These consisted of:

	Year ended December 31,
	2009	2010	2011
Voyage expense
Port charges and canal dues	816,222	578,520	304,951
Laid-up vessel re-activation costs	-	565,653	-
Bunkers	694,329	452,396	472,951
Total	1,510,551	1,596,569	777,902

Vessel operating expenses
Crew wages and related costs	10,349,699	12,144,125	14,137,227
Insurance	2,866,665	2,521,256	2,691,918
Repairs and maintenance	390,759	524,026	601,254
Lubricants	2,290,034	2,187,351	2,712,901
Spares and consumable stores	3,418,607	3,252,381	4,590,835
Professional and legal fees	88,630	113,202	111,043
Other	4,269,086	764,851	1,404,161
Total	23,673,480	21,507,192	26,249,339

Commission consisted of commissions charged by:

	Year ended December 31,
	2009	2010	2011
Third parties	1,666,897	1,331,475	2,428,373
Related parties (see Note 8)	766,879	612,998	766,304
	2,433,776	1,944,473	3,194,677,

Note 15 - Financial Instruments	12 Months Ended
Dec. 31, 2011
Financial Instruments Disclosure [Text Block]
15.           Financial Instruments

The principal financial assets of the Company consist of cash on hand and at banks, trading securities, interest rate swaps, FFA contracts and accounts receivable due from charterers. The principal financial liabilities of the Company consist of long-term loans, FFA contracts and accounts payable due to suppliers.

Interest rate risk

The Company enters into interest rate swap contracts as economic hedges to manage its exposure to variability in its floating rate long term debt. Under the terms of the interest rate swaps the Company and the bank agreed to exchange, at specified intervals the difference between a paying fixed rate and receiving floating rate interest amount calculated by reference to the agreed principal amounts and maturities.  Interest rate swaps allow the Company to convert long-term borrowings issued at floating rates into equivalent fixed rates. Even though the interest rate swaps were entered into for economic hedging purposes, the derivatives described below (see Note 16) do not qualify for accounting purposes as fair value hedges, under guidance relating to Derivatives and Hedging, as the Company does not have currently written contemporaneous documentation identifying the risk being hedged and, both on a prospective and retrospective basis, performing an effectiveness test to support that the hedging relationship is highly effective. Consequently, the Company recognizes the change in fair value of these derivatives in the "Consolidated statements of operations." As of December 31, 2011, the Company had three open swap contracts for a notional amount of $60.0 million.

Concentration of credit risk

Financial instruments, which potentially subject the Company to significant concentration of credit risk consist primarily of cash and trade accounts receivable. The Company places its temporary cash investments, consisting mostly of deposits, with high credit qualified financial institutions. The Company performs periodic evaluation of the relative credit standing of these financial institutions that are considered in the Company's investment strategy. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers' financial condition and generally does not require collateral for its accounts receivable.  As of December 31, 2011, there were no customers with trade accounts receivable accounting for more than 10% of the customer's 2011 hire revenues.

Forward freight agreements ("FFA")

The Company trades in the FFA market with an objective to utilize the FFAs as economic hedging instruments that are effective at reducing the market risk of specific drybulk vessels. The Company does not trade FFAs speculatively. FFA trading generally has not qualified as hedge accounting and as such the trading of FFAs could lead to material fluctuations in the Company's reported results from operations on a period to period basis.  As of December 31, 2009, the Company had eleven open FFAs amounting to 905 vessel-days in 2010 on the Baltic Panamax Index, the equivalent capacity of approximately 2.5 modern panamax –size drybulk carriers. Since December 2008, the Company has sold a total of 765 days for 2009 (all of which settled during 2009) and 1145 days for 2010 and bought 240 days for 2010 (see Note 16). In 2010, the Company bought a "put" option contract on the BPI for 360 days with $16,500 per day striking price and sold a "call" option contract for 360 days on the BPI with $23,500 per day on the BPI both for calendar 2011. None of the "mark-to-market" positions of the open FFA contracts qualified for hedge accounting treatment. As of December 31, 2011, there were no FFA contracts or option contracts outstanding.

Fair value of financial instruments

The Company follows guidance relating to "Fair value measurements", which establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements.  This statement enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The statement requires that assets and liabilities carried at fair value will be classified and disclosed in one of the following three categories:

Level 1: Quoted market prices in active markets for identical assets or liabilities;

Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data;

Level 3: Unobservable inputs that are not corroborated by market data.

The fair value of the Company's investments in trading securities and FFA contracts are determined based on quoted prices in active markets and therefore are considered Level 1 of the fair value hierarchy as defined in guidance relating to "Fair value measurements".

The fair value of the Company's interest rate swap agreements is determined using a discounted cash flow approach based on market-based LIBOR swap rates.  LIBOR swap rates are observable at commonly quoted intervals for the full terms of the swaps and therefore are considered Level 2 items. The fair values of the interest rate swap determined through Level 2 of the fair value hierarchy as defined in guidance relating to "Fair value measurements" are derived principally from or corroborated by observable market data. Inputs include quoted prices for similar assets, liabilities (risk adjusted) and market-corroborated inputs, such as market comparables, interest rates, yield curves and other items that allow value to be determined. As of December 31, 2010 and December 31, 2011 no fair value measurements for assets or liabilities under Level 3 were recognized in the Company's consolidated financial statements.

	Fair Value Measurement at Reporting Date Using
	Total, December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets
Trading securities	$27,473	$27,473	-	-
Derivatives, long-term	-	-	-	-

Liabilities
Derivatives, current and long-term portion	-	-	$3,451,497	-

	Fair Value Measurement at Reporting Date Using
	Total, December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets
Trading securities	$263,223	$263,223	-	-
Derivatives, current	$574,336	$574,336	-	-

Liabilities
Derivatives, current and long-term portion	$3,374,980	-	$3,374,980	-

Note 16 - Derivative Financial Instruments	12 Months Ended
Dec. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Text Block]
16.           Derivative Financial Instruments

The derivative losses for the period ended December 31, 2009, 2010 and 2011 arose from three interest rate swap contracts entered into in July 2008, 2009 and 2011 and a number of FFA contracts entered in December 2008, throughout 2009 and in July 2010 that did not meet the criteria for hedge accounting.

Interest rate swaps

Effective July 14, 2008, July 8, 2009 and January 21, 2011, respectively, the Company entered into three interest rate swaps with EFG Eurobank – Ergasias S.A. ("Eurobank") on a notional amount of $25.0 million for the first two contracts and $10.0 million for the last contract, each in order to manage interest costs and the risk associated with changing interest rates. Under the terms of the swaps, Eurobank makes a quarterly payment to the Company equal to the 3-month LIBOR while the Company pays the fixed rate of 3.99%, 2.88% and 2.29% on the three respective swaps based on the relevant notional amount; all contracts are net settled between Eurobank and the Company. The swaps are effective for five years from July 14, 2008 to July 14, 2013, from July 8, 2009 to July 8, 2014 and from January 21 2011 to January 21, 2016, respectively. The interest rate swaps did not qualify for hedge accounting as of December 31, 2010 and 2011.

The Company follows guidance relating to "Fair Value measurements" to calculate the fair value of the swaps (see Note 15).

Freight Forward Agreements ("FFA")

In December 2008, the Company sold six FFA contracts on the Baltic Panamax Index ("BPI") for calendar years 2009 and 2010 totaling 480 and 485 days, respectively, at an average time charter equivalent date of approximately $11,350 and $11,430 per day, respectively.  During 2009, the Company also sold and bought a number of additional FFA contracts on the BPI for certain periods of 2009 and calendar year 2010.

The contracts are settled on a monthly basis using the average of the BPI for the days of the month the BPI is published.  The Company will receive a payment if the average BPI for the month is below the contract rate equal to the difference of the contract rate less the average BPI for the month times the number of contract days sold (for example, January 2009 was settled based on 40 days as 40 of the 480 days sold by the Company referred to January 2009); if the average BPI for the month is greater than the contract rate the Company will make a payment equal to the difference of the average BPI for the month less the contract rate times the number of contract days sold. If the Company buys contracts previously sold (or the opposite) the Company receives or pays the difference of the two rates for the period covered by the contracts.

In 2010, the Company bought a "put" option contract on the BPI for 360 days with $16,500 per day striking price and sold a "call" option contract for 360 days on the BPI with $23,500 per day on the BPI both for calendar 2011. Options FFA contracts require an initial premium to be paid (if bought) or received (if sold) and are settled monthly like regular FFA contracts provided they are "in-the-money". If Company sells an options contract it previously bought (or the opposite) the Company will record a profit or loss on the sale depending on whether the premium it received is higher than the premium it paid. During the year 2011 the Company closed the "put" and the call "options" resulting in a net gain on FFA contracts of $336,552.

The FFA contracts did not qualify for hedge accounting as of December 31, 2010 and December 31, 2011, respectively. The Company follows guidance relating to "Fair value measurements" to calculate the fair value of the FFA contracts (see Note 15).

Derivatives not designated as hedging instruments	Balance Sheet Location	December 31, 2010	December 31, 2011
FFA contracts	Current assets - Derivatives	574,336	-
Total derivative assets		574,336	-

Interest rate contracts	Current liabilities - Derivatives	1,837,924	1,907,088
Total derivative current liabilities		1,837,924	1,907,088
Interest rate contracts	Long-term liabilities - Derivatives	1,537,056	1,544,409
Total derivative long-term liabilities		1,537,056	1,544,409
Total derivative liabilities		3,374,980	3,451,497

Derivatives not designated as hedging instruments	Location of gain (loss) recognized	Year Ended December 31, 2009	Year Ended December 31, 2010	Year Ended December 31, 2011
FFA contracts – Fair value	Change in fair value of derivatives	(7,902,036)	9,692,455	(574,336)
FFA contracts - Realized loss	Change in fair value of derivatives	(7,474,279)	(10,875,776)	910,088
Interest rate – Fair value	Change in fair value of derivatives	275,117	(1,468,650)	(76,516)
Interest rate contracts - Realized loss	Change in fair value of derivatives	(677,011)	(1,569,846)	(1,758,158)
Total loss on derivatives		(15,778,209)	(4,221,817)	(1,498,122)

Note 17 - Investment in Joint Venture	12 Months Ended
Dec. 31, 2011
Equity Method Investments and Joint Ventures Disclosure [Text Block]
17.	Investment in Joint Venture

On March 25, 2010, the Company entered into a partnership (the "Joint Venture") with companies managed by Eton Park Capital Management, L.P. ("Eton Park") and Rhône Capital III L.P. ("Rhône") to form Euromar LLC.  Eton Park's investments are made through Paros Ltd., a Cayman Islands exempted company, and Rhône's investments are made through the Cayman Islands limited companies All Seas Investors I Ltd., All Seas Investors II Ltd., and the Cayman Islands exempted limited partnership All Seas Investors III LP.  Euromar LLC will acquire, maintain, manage, operate and dispose of shipping vessels.  Pursuant to the terms of the Joint Venture, the Company may invest up to $25.0 million for a 14.286% interest in the Joint Venture, while Eton Park and Rhône may each invest up to $75.0 million for a 42.857% interest in the Joint Venture each,  for a total of $175 million.    Management of the vessels and various administrative services pertaining to the vessels are performed by Eurobulk and its affiliates; strategic, financial and reporting services are provided by Euroseas. For these services, Euroseas earned $240,000 in 2011. These amounts are recorded in "Related party revenue" under "Revenues".

As of December 31, 2010, the Company contributed $15.0 million of the $25.0 million initially committed and it may further invest an additional $10.0 million. The Company accounts for its investment in the Joint Venture using the equity method of accounting despite the fact that it is a minority partner, it is considered to have significant influence in the operations and management of Euromar LLC (see "Significant Accounting Policies" – Note 2).  The Company's share of the results of operations of the Joint Venture is included in the "Consolidated statements of operations" as "Equity loss in joint venture".  The Company's share of the results of operations of the Joint Venture in 2010 amounted to a loss of ($538,833) and for the year 2011 a loss of ($2,415).  The Company's investment in the Joint Venture is recorded in the "Consolidated balance sheets" at its book value which was $14,461,167 and $14,458,762 as of December 31, 2010 and 2011, respectively.

Summarized financial information for the Joint Venture is as follows:

	2009	2010	2011

Current assets	-	7,432,566	7,732,697
Long-term assets	-	167,386,946	217,878,004
Current liabilities	-	8,002,899	16,908,232
Long-term liabilities	-	65,834,481	107,737,239
Members' equity	-	105,750,000	105,750,000
Voyage revenue	-	4,479,908	29,233,585
Net revenue	-	4,367,197	28,107,669
Operating income / (loss)	-	(3,388,490)	6,357,218
Net loss	-	(4,017,868)	(16,902)

Note 18 - Charter Termination Fees and Other Income	12 Months Ended
Dec. 31, 2011
Other Income and Other Expense Disclosure [Text Block]
18.	Charter Termination Fees and Other Income

Income of $103,577 in 2009 represent fees received for the early termination of the charter of M/V "Aristides N.P.". Income of $2,352,946 in 2010 and $735,707 in 2011 represents insurance proceeds consisting primarily of loss of hire insurance for the period M/V "Eleni P" was hijacked and unable to trade. The Company books such proceeds as other operating income when there is confirmation that its claim is accepted.

Note 19 - Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Text Block]
19.           Subsequent Events

a)
On February 9, 2012, the Board of Directors declared a cash dividend of $0.05 per Euroseas Ltd. common share.  Such cash dividend was paid on March 6, 2012 to the holders of record of Euroseas Ltd. common shares as of March 2, 2012.

b)
On February 29,, 2012, Emmentaly Business Inc., owner of the 33,667 DWT / 1,932 TEU container carrier M/V "Jonathan P", entered into a Memorandum of Agreement with Silvia Shiptrade (S) PTE Ltd. for the sale of the M/V "Jonathan P". The selling price was agreed at approximately $4.4 million resulting in a loss on sale of approximately $8.6 million, or $0.27 per share. The vessel was delivered to her new owners on March 16, 2012.

c)
On April 26, 2012, the Company amended the operating agreement of Euromar LLC, the Joint Venture, to extend the commitment period an additional year to March 25, 2013 and increase the maximum capital contributions owed by all members of Euromar LLC by $70 million to $245 million, of which  the Company has committed an additional $10.0 million for a total of $35 million.